UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2007

Shares		Value

COMMON STOCK - 82.40%

Accident & Health Insurance - 2.73%
20,000	Conseco, Inc. *	$ 251,200

Air-Conditioning & Warm Air Heating Equipment - 3.81%
15,000	Tecumseh Products Co. *	351,150

Aircraft Parts & Auxiliary Equipment - 2.19%
11,200	Hawk Corp. *	201,824

Biotechnology Research & Products - 1.71%
23,050	Trinity Biotech Plc. ADS *	156,970

Broadcasting And Cable TV - 0.50%
25,000	Spanish Broadcasting System, Inc. *	46,250

Business Services, NEC - 0.49%
4,800	Startek, Inc. *	44,688

Communications Technology - 0.62%
35,393	NMS Communications Corp. *	57,337

Computer Communications Equipment - 3.22%
65,500	3Com Corp. *	296,060

Computer Services Soft & System - 5.30%
8,500	Lawson Software Americas, Inc. *	87,040
24,000	Skillsoft Public Limited Co. ADR *	229,440
36,000	Sumtotal Systems, Inc. *	171,000
		487,480
Computer Technology - 1.45%
9,900	Perot Systems Corp. *	133,650

Contain & Package-Metal & Glass - 2.76%
9,900	Crown Holdings, Inc. *	253,935

Drugs & Pharmaceuticals - 0.12%
1,100	King Pharmaceuticals, Inc. *	11,264

Electric Services - 3.77%
19,500	Dynegy, Inc. *	139,230
6,604	Unisource Energy Corp.	208,356
		347,586
Entertainment - 1.33%
4,800	Dreamworks Animation SKG, Inc. *	122,592

Financial Data Process Services - 3.45%
28,085	Espeed, Inc. Class A *	317,361

Financial Miscellaneous - 3.95%
15,000	Medallion Financial Corp.	150,300
25,980	PMA Capital Corp. *	213,556
		363,856
Fire, Marine & Casualty Insurance - 2.96%
16,000	Montpelier Re Holdings, Ltd.	272,160

Functions Related to Depository Banking, NEC - 2.39%
13,266	Electronic Clearing House, Inc. *	220,348

Gold & Silver Ores - 2.15%
40,000	Coeur D'Alene Mines Corp. *	197,600

Health Services - 2.83%
20,300	Cardiac Science Corp. *	164,227
6,700	US Physical Therapy, Inc. *	96,279
		260,506
Healthcare Information Services - 1.25%
39,739	Medecision, Inc. *	114,846

Home Health Care - 1.89%
101,310	Hooper Holmes, Inc. *	174,253

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.79%
17,403	Ixia *	164,980

Insurance-Life - 2.58%
20,000	Phoenix Companies, Inc.	237,400

Medical & Dental Instruments & Supply - 1.38%
19,600	Vascular Solutions, Inc. *	127,400

Miscellaneous Chemical Products - 1.86%
4,500	WD 40 Co.	170,865

Printed Circuit Boards - 5.09%
37,570	DDI Corp. *	211,519
20,000	Merix Corp. *	93,000
90,100	Sanmina-Sci Corp. *	163,982
		468,501
Pharmaceutical Preparations - 2.74%
12,500	Alpharma, Inc. *	251,875

Production Technology Equipment - 1.08%
5,000	Electro Scientific Industries, Inc. *	99,250

Publishing-Newspapers - 3.69%
38,000	Journal Communications, Inc.	339,720

Radio & TV Broadcasting & Communications Equipment - 1.25%
15,807	Endwave Corp. *	114,917

Radio Broadcasting Stations - 2.51%
19,000	Cox Radio, Inc. Class A *	230,850

Real Estate Investment Trusts - 1.85%
46,100	Feldman Mall Properties, Inc.	170,109

Retail-Drug Stores & Proprietary Stores - 1.06%
7,043	Pharmerica Corp. *	97,757

Retail-Grocery Stores - 3.03%
11,000	Ingles Markets, Inc.	279,290

Retail-Women's Clothing Stores - 0.20%
1,600	Christopher & Banks Corp.	18,320

Semiconductor Equipment & Materials - 1.27%
25,500	Axcelis Technologies, Inc. *	117,300

Semiconductors & Related Devices - 4.04%
60,000	Axt, Inc. *	372,000

Services-Amusements & Recreation Services - 3.66%
30,500	Warner Music Group Corp.	184,830
76,600	Westwood One, Inc.	152,434
		337,264
Services-Computer Integrated Systems Design - 1.28%
5,047	Integral Systems, Inc.	117,393

Services-Computer Programming Services - 2.70%
8,000	I2 Technologies, Inc. *	100,800
24,240	Realnetwork, Inc. *	147,622
		248,422
Sugar & Confectionery Products - 3.45%
11,600	Tootsie Roll Industries, Inc.	318,072

Television Broadcasting Stations - 1.91%
21,456	Sinclair Broadcast Group, Inc.	176,154

Wholesale Furniture & Home Furnishings - 0.27%
6,833	Design Within Reach, Inc. *	25,282

TOTAL FOR COMMON STOCKS (Cost $8,848,408) - 99.56%		9,166,037

SHORT-TERM INVESTMENTS - 1.05%
97,081	Huntington U.S. Treasury Money Market IV (Cost $97,081) 2.80% **	97,081

TOTAL INVESTMENTS (Cost $8,945,489) - 100.61%		9,263,118

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.61)%		(56,704)

NET ASSETS - 100.00%		$ 9,206,414

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 28, 2008

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 28, 2008

* Print the name and title of each signing officer under his or her signature.